Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Provision for uncertainty in income taxes
Taiwan, Republic of China [Member]
Income Taxes [Line Items]
Percentage of sales tax rate	5.00%
Subject to tax, percentage	20.00%
China, PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate, percentage	25.00%